Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cash and cash equivalents [line items]
Collateral pledged	$ 5.9	$ 0.0
Bottom of range [member]
Disclosure of cash and cash equivalents [line items]
Time deposits interest rate	0.24%	1.71%
Top of range [member]
Disclosure of cash and cash equivalents [line items]
Time deposits interest rate	0.35%	1.98%